Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Indefinite Lived Intangible Assets By Major Class [Line Items]
Reporting units with goodwill assigned to them	2
Impairment			$ 470.0
Goodwill		$ 8,919.4	8,983.1	$ 9,197.1
In Process Research and Development (IPR&D) [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible asset impairment		16.3	33.0	70.1
EMEA [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment			470.0
Goodwill		317.3	$ 325.9	$ 766.8
America CMFT [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Reporting units with goodwill assigned to them	2
Goodwill		$ 290.9
Percentage of fair value in excess of carrying amount	5.00%